Taxation - Deferred tax assets and liabilities (Details) - CHF (SFr)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	SFr (646,192)	SFr (396,529)
Deferred tax assets	305,206	217,720
Deferred tax liability (asset)	(340,986)	(178,809)	SFr (196,582)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(627,540)	(349,052)
Deferred tax liability (asset)	(627,540)	(349,052)	(327,637)
Hercules Loan Facility
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(889)	(47,477)
Deferred tax liability (asset)	(889)	(47,477)
Derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(17,763)
Deferred tax liability (asset)	(17,763)
Net operating loss (NOL)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	305,206	217,720
Deferred tax liability (asset)	SFr 305,206	SFr 217,720	SFr 207,445